Financial instruments - Hedging Activity (Details) R$ in Thousands, $ in Thousands							12 Months Ended
	Sep. 17, 2020 BRL (R$) segment	Aug. 21, 2020 BRL (R$) segment	Aug. 05, 2020 BRL (R$) segment	Jul. 07, 2020 BRL (R$) segment	Jun. 02, 2020 BRL (R$) segment	May 15, 2020 BRL (R$) segment	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Sep. 17, 2020 USD ($) segment	Aug. 21, 2020 USD ($) segment	Aug. 05, 2020 USD ($) segment	Jul. 07, 2020 USD ($) segment	Jun. 02, 2020 USD ($) segment	May 15, 2020 USD ($) segment
Disclosure of detailed information about financial instruments [line items]
Fair value as of December 31, 2020 – Asset / (Liability)							R$ 0
Effective portion - Gain/(Loss)							(4,206)
Ineffective portion - Revenue/(Expense)							(3,250)
Effective portion of cash flow hedge, net of tax							(1,512)	R$ 0	R$ 0
Unsettled Transactions, Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Fair value as of December 31, 2020 – Asset / (Liability)							(2,659)
Effective portion - Gain/(Loss)							(2,291)
Ineffective portion - Revenue/(Expense)							(368)
Unsettled Transactions, Net Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Fair value as of December 31, 2020 – Asset / (Liability)							(2,487)
Effective portion - Gain/(Loss)							(2,291)
Ineffective portion - Revenue/(Expense)							(196)
Unsettled Transactions, Financial Assets
Disclosure of detailed information about financial instruments [line items]
Fair value as of December 31, 2020 – Asset / (Liability)							172
Effective portion - Gain/(Loss)							0
Ineffective portion - Revenue/(Expense)							R$ 172
Banco BTG Pactual S.A. | June 1, 2020
Disclosure of detailed information about financial instruments [line items]
Notional						R$ 16,719									$ 2,863
Contracted exchange rate (R$ per US$ 1.00) | segment						5.84									5.84
Fair value as of December 31, 2020 – Asset / (Liability)						R$ 0
Effective portion - Gain/(Loss)						(1,065)
Ineffective portion - Revenue/(Expense)						(120)
Banco BTG Pactual S.A. | July 1, 2020
Disclosure of detailed information about financial instruments [line items]
Notional						R$ 14,922									$ 2,553
Contracted exchange rate (R$ per US$ 1.00) | segment						5.85									5.85
Fair value as of December 31, 2020 – Asset / (Liability)						R$ 0
Effective portion - Gain/(Loss)						(898)
Ineffective portion - Revenue/(Expense)						(45)
Banco BTG Pactual S.A. | August 3, 2020
Disclosure of detailed information about financial instruments [line items]
Notional						R$ 14,477									$ 2,473
Contracted exchange rate (R$ per US$ 1.00) | segment						5.85									5.85
Fair value as of December 31, 2020 – Asset / (Liability)						R$ 0
Effective portion - Gain/(Loss)						(1,317)
Ineffective portion - Revenue/(Expense)						(645)
Banco BTG Pactual S.A. | September 1, 2020
Disclosure of detailed information about financial instruments [line items]
Notional						R$ 18,389									$ 3,139
Contracted exchange rate (R$ per US$ 1.00) | segment						5.86									5.86
Fair value as of December 31, 2020 – Asset / (Liability)						R$ 0
Effective portion - Gain/(Loss)						(388)
Ineffective portion - Revenue/(Expense)						(960)
Banco BTG Pactual S.A. | October 1, 2020
Disclosure of detailed information about financial instruments [line items]
Notional			R$ (7,414)									$ (1,400)
Contracted exchange rate (R$ per US$ 1.00) | segment			5.30									5.30
Fair value as of December 31, 2020 – Asset / (Liability)			R$ 0
Effective portion - Gain/(Loss)			0
Ineffective portion - Revenue/(Expense)			(483)
Banco BTG Pactual S.A. | November 3, 2020
Disclosure of detailed information about financial instruments [line items]
Notional		R$ (19,296)									$ (3,440)
Contracted exchange rate (R$ per US$ 1.00) | segment		5.61									5.61
Fair value as of December 31, 2020 – Asset / (Liability)		R$ 0
Effective portion - Gain/(Loss)		0
Ineffective portion - Revenue/(Expense)		(559)
Banco BTG Pactual S.A. | December 1, 2020
Disclosure of detailed information about financial instruments [line items]
Notional				R$ 5,778	R$ 16,965								$ 1,070	$ 3,187
Contracted exchange rate (R$ per US$ 1.00) | segment				5.40	5.32								5.40	5.32
Fair value as of December 31, 2020 – Asset / (Liability)				R$ 0	R$ 0
Effective portion - Gain/(Loss)				173	477
Ineffective portion - Revenue/(Expense)				(244)	R$ (452)
Banco BTG Pactual S.A. | January 4, 2021 | Unsettled Transactions, Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Notional				R$ 21,340									$ 3,951
Contracted exchange rate (R$ per US$ 1.00) | segment				5.40									5.40
Fair value as of December 31, 2020 – Asset / (Liability)				R$ (806)
Effective portion - Gain/(Loss)				(459)
Ineffective portion - Revenue/(Expense)				R$ (347)
Banco BTG Pactual S.A. | January 4, 2021 | Unsettled Transactions, Financial Assets
Disclosure of detailed information about financial instruments [line items]
Notional			R$ (5,837)									$ (1,100)
Contracted exchange rate (R$ per US$ 1.00) | segment			5.31									5.31
Fair value as of December 31, 2020 – Asset / (Liability)			R$ 121
Effective portion - Gain/(Loss)			0
Ineffective portion - Revenue/(Expense)			121
Banco Safra S.A. | October 1, 2020
Disclosure of detailed information about financial instruments [line items]
Notional						R$ 22,425									$ 3,820
Contracted exchange rate (R$ per US$ 1.00) | segment						5.87									5.87
Fair value as of December 31, 2020 – Asset / (Liability)						R$ 0
Effective portion - Gain/(Loss)						(517)
Ineffective portion - Revenue/(Expense)						(362)
Banco Safra S.A. | November 3, 2020
Disclosure of detailed information about financial instruments [line items]
Notional			R$ (4,242)			R$ 24,911						$ (800)			$ 4,240
Contracted exchange rate (R$ per US$ 1.00) | segment			5.30			5.87						5.30			5.87
Fair value as of December 31, 2020 – Asset / (Liability)			R$ 0			R$ 0
Effective portion - Gain/(Loss)			0			(671)
Ineffective portion - Revenue/(Expense)			(375)			R$ 234
Banco Safra S.A. | December 1, 2020
Disclosure of detailed information about financial instruments [line items]
Notional		R$ (17,743)	R$ (5,831)								$ (3,160)	$ (1,100)
Contracted exchange rate (R$ per US$ 1.00) | segment		5.61	5.30								5.61	5.30
Fair value as of December 31, 2020 – Asset / (Liability)		R$ 0	R$ 0
Effective portion - Gain/(Loss)		0	0
Ineffective portion - Revenue/(Expense)		895	(34)
Banco Safra S.A. | January 4, 2021 | Unsettled Transactions, Financial Assets
Disclosure of detailed information about financial instruments [line items]
Notional	R$ (3,158)									$ (600)
Contracted exchange rate (R$ per US$ 1.00) | segment	5.26									5.26
Fair value as of December 31, 2020 – Asset / (Liability)	R$ 39
Effective portion - Gain/(Loss)	0
Ineffective portion - Revenue/(Expense)	39
Banco Safra S.A. | February 1, 2021 | Unsettled Transactions, Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Notional			R$ 15,450									$ 2,900
Contracted exchange rate (R$ per US$ 1.00) | segment			5.33									5.33
Fair value as of December 31, 2020 – Asset / (Liability)			R$ (418)
Effective portion - Gain/(Loss)			(397)
Ineffective portion - Revenue/(Expense)			R$ (21)
Banco Votorantim S.A. | October 1, 2020
Disclosure of detailed information about financial instruments [line items]
Notional		R$ (13,550)									$ (2,420)
Contracted exchange rate (R$ per US$ 1.00) | segment		5.60									5.60
Fair value as of December 31, 2020 – Asset / (Liability)		R$ 0
Effective portion - Gain/(Loss)		0
Ineffective portion - Revenue/(Expense)		(100)
Banco Votorantim S.A. | February 1, 2021 | Unsettled Transactions, Financial Assets
Disclosure of detailed information about financial instruments [line items]
Notional	R$ (790)									$ (150)
Contracted exchange rate (R$ per US$ 1.00) | segment	5.26									5.26
Fair value as of December 31, 2020 – Asset / (Liability)	R$ 12
Effective portion - Gain/(Loss)	0
Ineffective portion - Revenue/(Expense)	12
Banco Votorantim S.A. | March 1, 2021 | Unsettled Transactions, Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Notional	R$ 10,020									$ 1,900
Contracted exchange rate (R$ per US$ 1.00) | segment	5.27									5.27
Fair value as of December 31, 2020 – Asset / (Liability)	R$ (165)
Effective portion - Gain/(Loss)	(165)
Ineffective portion - Revenue/(Expense)	R$ 0
Banco Votorantim S.A. | April 1, 2021 | Unsettled Transactions, Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 16,333									$ 2,900
Contracted exchange rate (R$ per US$ 1.00) | segment		5.63									5.63
Fair value as of December 31, 2020 – Asset / (Liability)		R$ (1,270)
Effective portion - Gain/(Loss)		(1,270)
Ineffective portion - Revenue/(Expense)		R$ 0